Related party transactions - Summary of With Members of the Board of Directors and of the Executive Committee (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	SFr 2,267	SFr 2,873
Post-employment benefits	90	89
Other benefits	452	0
Share-based compensation	246	0
Total compensation	SFr 3,055	SFr 2,962